Assets Held for Sale - Assets Held for Sale (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		₩ 136,837	₩ 208,230
Fair value less costs to sell		₩ 169,424	240,593
Changes In Accumulated Impairment Of Assets Held For Sale [Abstract]
Description of non-current asset or disposal group held for sale which were sold or reclassified		As of December 31, 2024, assets held for sale consist of 16 real estates of closed offices, and 352 foreclosure assets on loans of PT Bank KB Bukopin Tbk, which were determined to sell by management, but not yet sold as of December 31, 2024. The remaining 368 assets are being actively marketed.
Acquisition cost
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount	[1]	₩ 264,972	272,888
Accumulated impairment losses
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		(128,135)	(64,658)
Changes In Accumulated Impairment Of Assets Held For Sale [Abstract]
Beginning		(64,658)	(62,111)
Provision		(49,259)	(5,660)
Reversal		2	0
Others		(14,219)	3,113
Ending		(128,134)	(64,658)
Land held for sale
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		33,892	85,848
Fair value less costs to sell		44,906	104,024
Land held for sale | Acquisition cost
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount	[1]	82,878	107,452
Land held for sale | Accumulated impairment losses
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		(48,986)	(21,604)
Buildings held for sale
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		102,522	120,614
Fair value less costs to sell		124,095	134,801
Buildings held for sale | Acquisition cost
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount	[1]	179,430	162,004
Buildings held for sale | Accumulated impairment losses
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		(76,908)	(41,390)
Other assets held for sale
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		423	1,768
Fair value less costs to sell		423	1,768
Other assets held for sale | Acquisition cost
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount	[1]	2,664	3,432
Other assets held for sale | Accumulated impairment losses
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		₩ (2,241)	₩ (1,664)

[1]	Acquisition cost of buildings held for sale is net of accumulated depreciation amount immediately before the initial classification of the assets as held for sale.